Insurance Risk - Summary of amount of the reinsurance contracts held (Details) - AA+ ~ AA- [member] - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Reinsurance Residual Coverage Assets [Member]
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Credit risk arising from insurance contracts	₩ 0	₩ 38,207
Reinsurance Incident Assets [Member]
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Credit risk arising from insurance contracts	₩ 146	₩ 5,204